STOCK-BASED COMPENSATION	9 Months Ended
Oct. 02, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

14.STOCK-BASED COMPENSATION

On April 12, 2021, the Company’s stockholders approved the 2021 Omnibus Incentive Plan (the “Omnibus Incentive Plan”), which became effective on April 22, 2021, upon pricing of the IPO. The Omnibus Incentive Plan provides for the issuance of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based and cash-based awards. The maximum aggregate number of shares reserved for issuance under the Omnibus Incentive Plan is 13,170,212 shares. The maximum grant date fair value of cash and equity awards that may be awarded to a non-employee director under the Omnibus Incentive Plan during any one fiscal year, together with any cash fees paid to such non-employee director during such fiscal year, will be $750 thousand.

Contemporaneously with the pricing of the Company’s IPO, on April 22, 2021 the Company granted 8,340,126 of restricted stock awards, 341,301 of restricted stock units and 886,862 of option awards under the Omnibus Incentive Plan to employees of the Company. Of the 8,340,126 restricted stock awards granted, (i) 6,799,414 vest every six months in equal installments beginning on December 27, 2021 and ending on December 27, 2023, and (ii) 1,540,712 vest every six months in equal installments, beginning on December 27, 2021 and ending on December 27, 2024. Of the 341,301 restricted stock unit awards granted, (i) 251,828 vest 1/3 on the nine-month anniversary of the Closing of the IPO, 1/3 on the first anniversary of the Closing of the IPO, and 1/3 on the two-year anniversary of the Closing of the IPO; (ii) 22,367 vest on the first anniversary of the Closing of the IPO; (iii) 51,316 vest on the nine-month anniversary of the Closing of the IPO; and (iv) 15,790 vest evenly on each of the first three anniversaries of the Closing of the IPO. All 886,862 of the option awards vest 25% annually on each of the first four anniversaries of the Closing of the IPO. The option awards were granted with a strike price of $19.00 per share. Under the terms of the Omnibus Incentive Plan, all stock options will expire if not exercised within ten years of the grant date.

Stock-based compensation expense for the three fiscal quarters ended October 2, 2021 was $104.6 million. Stock-based compensation expense for the three fiscal quarters ended September 26, 2020 was $1.4 million. Stock-based compensation expense of $6.8 million and $97.8 million was recorded in cost of sales and selling, general and administrative expense, respectively, for the three fiscal quarters ended October 2, 2021. Stock-based compensation expense for the three fiscal quarters ended September 26, 2020 was recorded in selling, general and administrative expense on the condensed consolidated statements of operations. Of the $104.6 million of stock-based compensation expense recorded during the three fiscal quarters ended October 2, 2021, $0.5 million was due to the accelerated vesting of restricted stock and $49.0 million was due to the modification as a result of the Reorganization. Refer to Note 12 above for detail regarding the Company’s equity-based awards issued in the form of PIUs prior to the Reorganization and IPO. As of October 2, 2021, total unrecognized stock-based compensation expense related to all unvested stock-based awards of $106.2 million, which is expected to be recognized over a weighted-average period of 1.49 years.

The following table sets forth the significant assumptions used in the Black-Scholes option-pricing model on a weighted-average basis to determine the fair value of option awards granted:

Three Fiscal
Quarters Ended
October 2, 2021
Risk-free interest rate	0.63%
Expected volatility	38.16%
Expected term (in years)	6.25
Expected dividend yield	0.00%

Restricted Stock Awards

The following table represents the Company’s restricted stock awards activity during the three fiscal quarters ended October 2, 2021:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
Outstanding at January 1, 2021	—	$—
Granted	8,340,126	19.00
Vested	(84,687)	—
Forfeited	(559,682)	19.00
Outstanding at October 2, 2021	7,695,757	$19.00

Restricted Stock Units

The following table represents the Company’s restricted stock units activity during the three fiscal quarters ended October 2, 2021:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
Outstanding at January 1, 2021	—	$—
Granted	341,301	19.00
Vested	—	—
Forfeited	(16,767)	19.00
Outstanding at October 2, 2021	324,534	$19.00

Stock Options

The following table represents the Company’s stock option activity during the three fiscal quarters ended October 2, 2021:

		Weighted-	Weighted-Average
		Average Exercise	Remaining	Aggregate
	Shares	Price per Share	Contract Term	Intrinsic Value
			(in years)	(in thousands)
Outstanding on January 1, 2021	—	$—	—	$—
Granted	886,862	19.00
Exercised	—
Forfeited	(81,092)
Outstanding at October 2, 2021	805,770	$19.00	9.55	$—
Vested and expected to vest at October 2, 2021	805,770	$19.00	9.55	$—
Options exercisable at October 2, 2021	—	—	—	—

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.

The weighted average grant-date fair value of stock options granted during the three fiscal quarters ended October 2, 2021 was $7.20 per share.